[INVESCO ICON]                               INVESCO FUNDS GROUP, INC.
INVESCO FUNDS                                7800 East Union Avenue
                                             Denver, Colorado 80237
                                             Post Office Box 173706
                                             Denver, Colorado 80217-3706
                                             Telephone:  303-930-6300



September 8, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO STOCK FUNDS, INC.
      1933 ACT NO. 002-26125
      1940 ACT NO. 811-1474
      CIK NO. 0000035692

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Stock Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus and Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 52 under the 1933 Act and Amendment No. 26 under the Investment Company Act of 1940 to the Fund's Registration Statement that was electronically filed pursuant to Rule 485(b) on August 31, 1999. This Post-Effective Amendment became effective August 31, 1999.

If you have any questions or comments, please contact the undersigned at 303-930-6526.

Sincerely,


/s/ James F. Lummanick
----------------------
James F. Lummanick
Vice President and
Assistant General Counsel

JFL/lmr